Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.15 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	1.8650
Maximum Aggregate Offering Price	$ 3,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 515.12
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Maximum Aggregate Offering Price is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based on the average the high and low sale price of the Registrant's common stock as reported on Nasdaq on July 14, 2026 which date is within five business days prior to the filing of this Registration Statement.

Represents the maximum of 2,000,000 Class A Ordinary Shares currently reserved for issuance pursuant to the Cheer Holding Inc. 2026 Equity Incentive Plan and subject to adjustment as provided for therein.